Sales of Real Estate and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 properties	Dec. 31, 2010 properties	Dec. 31, 2009 years properties
Real Estate and Discontinued Operations [Abstract]
Real estate number of properties sold (in # of properties)	17	13	18
Aggregate gross disposition price	$ 124,039	$ 80,224	$ 108,475
Aggregate Gain on Sales of Properties	6,557	14,613	9,134
Debt satisfaction gains (charges), net	(606)	2,924	11,471
Properties classified as held-for-sale (in # of properties)	0	2
Total gross revenues	18,320	42,541	66,797
Pre-tax loss, including gains on sale	(66,561)	(30,547)	(79,655)
Gross proceeds from sale leaseback transaction			4,750
Lease term (in years)			30
Properties conveyed to lenders (in # of properties)			3
Nonrecourse mortgage debt	$ 20,653		$ 38,022